Value Line Capital Appreciation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

COMMON STOCKS 83.8%
COMMUNICATION SERVICES 11.6%
	INTERNET 9.1%
8,400	Alphabet, Inc. Class A (1)	$17,325,168
71,000	Facebook, Inc. Class A (1)	20,911,630
21,000	Netflix, Inc. (1)	10,954,860
82,000	Tencent Holdings, Ltd. ADR (2)	6,543,600
185,000	Twitter, Inc. (1)	11,771,550
		67,506,808
	MEDIA 0.9%
37,000	Walt Disney Co. (The) (1)	6,827,240
	SOFTWARE 1.6%
130,000	Activision Blizzard, Inc.	12,090,000
		86,424,048
CONSUMER DISCRETIONARY 14.0%
	ENTERTAINMENT 1.6%
120,000	DraftKings, Inc. Class A (1)(2)	7,359,600
16,000	Vail Resorts, Inc.	4,666,560
		12,026,160
	HOME BUILDERS 1.7%
130,000	Lennar Corp. Class A	13,159,900
	INTERNET 4.6%
50,000	Alibaba Group Holding, Ltd. ADR (1)	11,336,500
7,400	Amazon.com, Inc. (1)	22,896,192
		34,232,692
	LEISURE TIME 1.5%
100,000	Peloton Interactive, Inc. Class A (1)	11,244,000
	LODGING 1.0%
60,000	Hilton Worldwide Holdings, Inc.	7,255,200
	RETAIL 3.6%
25,000	Home Depot, Inc.	7,631,250
85,000	Starbucks Corp.	9,287,950
32,000	Ulta Beauty, Inc. (1)	9,893,440
		26,812,640
		104,730,592
CONSUMER STAPLES 1.4%
	BEVERAGES 0.9%
30,000	Constellation Brands, Inc. Class A	6,840,000
	COSMETICS/PERSONAL CARE 0.5%
12,000	Estee Lauder Companies, Inc. (The) Class A	3,490,200
		10,330,200

ENERGY 2.1%
	OIL & GAS 2.1%
115,000	Diamondback Energy, Inc.	8,451,350
45,000	Pioneer Natural Resources Co.	7,146,900
		15,598,250
FINANCIALS 6.1%
	BANKS 4.8%
510,000	Bank of America Corp.	19,731,900
108,000	JPMorgan Chase & Co.	16,440,840
		36,172,740
	DIVERSIFIED FINANCIAL SERVICES 1.3%
125,000	Blackstone Group, Inc. (The) Class A	9,316,250
		45,488,990
HEALTHCARE 17.4%
	BIOTECHNOLOGY 14.4%
1,275,000	Amarin Corp. PLC ADR (1)(2)	7,917,750
210,000	Biohaven Pharmaceutical Holding Co., Ltd. (1)	14,353,500
138,000	Exact Sciences Corp. (1)	18,185,640
1,500,000	Exelixis, Inc. (1)	33,885,000
200,000	Global Blood Therapeutics, Inc. (1)	8,150,000
200,000	Intercept Pharmaceuticals, Inc. (1)(2)	4,616,000
95,000	Vertex Pharmaceuticals, Inc. (1)	20,414,550
		107,522,440
	HEALTHCARE PRODUCTS 0.8%
68,000	Edwards Lifesciences Corp. (1)	5,687,520
	PHARMACEUTICALS 2.2%
85,000	Bristol-Myers Squibb Co.	5,366,050
22,000	DexCom, Inc. (1)	7,906,580
23,000	Zoetis, Inc.	3,622,040
		16,894,670
		130,104,630
INDUSTRIALS 1.9%
	INTERNET 1.9%
230,000	Lyft, Inc. Class A (1)	14,531,400
INFORMATION TECHNOLOGY 27.5%
	COMMERCIAL SERVICES 1.8%
55,000	PayPal Holdings, Inc. (1)	13,356,200
	COMPUTERS 3.7%
145,000	Apple, Inc.	17,711,750

March 31, 2021

Shares		Value
53,000	Crowdstrike Holdings, Inc. Class A (1)(2)	$9,673,030
		27,384,780
	DIVERSIFIED FINANCIALS 2.6%
93,000	Visa, Inc. Class A	19,690,890
	INTERNET 2.3%
8,000	Shopify, Inc. Class A (1)	8,852,000
64,000	Zendesk, Inc. (1)	8,487,680
		17,339,680
	SEMICONDUCTORS 7.3%
15,000	Broadcom, Inc.	6,954,900
165,000	Micron Technology, Inc. (1)	14,554,650
17,000	NVIDIA Corp.	9,076,810
62,000	NXP Semiconductors N.V.	12,483,080
85,000	QUALCOMM, Inc.	11,270,150
		54,339,590
	SOFTWARE 9.8%
13,500	Adobe, Inc. (1)	6,417,495
40,000	Microsoft Corp.	9,430,800
35,000	RingCentral, Inc. Class A (1)	10,425,800
38,000	Salesforce.com, Inc. (1)	8,051,060
20,000	ServiceNow, Inc. (1)	10,002,200
49,500	Splunk, Inc. (1)	6,706,260
33,000	Twilio, Inc. Class A (1)	11,245,080
43,000	Workday, Inc. Class A (1)	10,682,490
		72,961,185
		205,072,325
REAL ESTATE 1.8%
	REITS 1.8%
57,000	American Tower Corp. REIT	13,626,420
TOTAL COMMON STOCKS (Cost $412,249,216)		625,906,855

Principal Amount		Value
ASSET-BACKED SECURITIES 0.4%
$49,453	Ally Auto Receivables Trust, Series 2018-2, Class A3, 2.92%, 11/15/22	49,688
150,000	BMW Vehicle Lease Trust, Series 2019-1, Class A4, 2.92%, 8/22/22	150,737
208,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	213,782
200,000	Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47%, 1/15/30 (3)	213,384
500,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31 (3)	538,728
500,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25	515,433
52,166	Honda Auto Receivables Owner Trust, Series 2018-1I, Class A3, 2.60%, 2/15/22	52,296
207,918	Hyundai Auto Receivables Trust, Series 2017-B, Class A4, 1.96%, 2/15/23	208,458
500,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, 11/25/31 (3)	528,419
150,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33 (3)	152,131
400,000	World Omni Automobile Lease Securitization Trust, Series 2019-B, Class A3, 2.03%, 11/15/22	404,966
TOTAL ASSET-BACKED SECURITIES (Cost $3,043,150)		3,028,022

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.0%
250,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	274,856
252,585	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	263,262
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	107,736
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.32%, 2/25/23 (4)	105,071
550,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (4)	588,763
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K731, Class A2, 3.60%, 2/25/25 (4)	108,959
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2, 3.15%, 11/25/25	544,748
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	267,366
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.65%, 8/25/26	267,744
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	111,064
255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	280,609
150,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	165,320
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	281,674
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K075, Class A2, 3.65%, 2/25/28 (4)	113,037

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28 (4)	$284,338
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A2, 3.56%, 1/25/29	112,592
781,681	FHLMC Multifamily Structured Pass-Through Certificates, Series K101, Class A1, 2.19%, 7/25/29	816,364
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.51%, 11/25/45 (3)(4)	259,933
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47 (3)(4)	252,629
151,805	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	153,973
150,000	GNMA, Series 2013-12, Class B, 2.05%, 11/16/52 (4)	152,345
148,788	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	149,712
183,473	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/15/48	192,306
200,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 6/15/52	215,445
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	257,587
385,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	399,710
27,378	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	27,368
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	217,506
71,052	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	71,452
150,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	165,575
180,244	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	181,495
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,291,539)		7,390,539
CORPORATE BONDS & NOTES 4.8%
BASIC MATERIALS 0.2%
	CHEMICALS 0.1%
125,000	Air Products and Chemicals, Inc., Senior Unsecured Notes, 2.05%, 5/15/30	122,942
175,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	185,438
150,000	Ecolab, Inc., Senior Unsecured Notes, 1.30%, 1/30/31 (2)	137,666
100,000	FMC Corp., Senior Unsecured Notes, 3.45%, 10/1/29	105,205
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	215,022
150,000	Nutrien, Ltd., Senior Unsecured Notes, 4.20%, 4/1/29	168,701
		934,974
	IRON & STEEL 0.0%
175,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	185,072
	MINING 0.1%
120,000	Rio Tinto Finance USA PLC, Guaranteed Notes, 4.13%, 8/21/42 (2)	137,148
170,000	Teck Resources, Ltd., Senior Unsecured Notes, 6.13%, 10/1/35	208,219
		345,367
		1,465,413
COMMUNICATIONS 0.4%
	INTERNET 0.1%
200,000	Alibaba Group Holding, Ltd., Senior Unsecured Notes, 3.60%, 11/28/24	217,115
130,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	163,161
200,000	Baidu, Inc., Senior Unsecured Notes, 4.38%, 5/14/24	219,431
125,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30	125,895
175,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	198,959
		924,561
	MEDIA 0.1%
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	198,478
250,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	278,867
150,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	170,877
150,000	Walt Disney Co. (The), Guaranteed Notes, 2.65%, 1/13/31	152,504
		800,726
	TELECOMMUNICATIONS 0.2%
228,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33 (3)	216,147
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	226,726

March 31, 2021

Principal Amount		Value
$150,000	Rogers Communications, Inc., Guaranteed Notes, 4.50%, 3/15/43	$164,983
140,000	T-Mobile USA, Inc., Guaranteed Notes, 2.25%, 2/15/26	141,007
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	290,129
100,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	109,835
		1,148,827
		2,874,114
CONSUMER, CYCLICAL 0.3%
	APPAREL 0.0%
150,000	NIKE, Inc., Senior Unsecured Notes, 2.38%, 11/1/26 (2)	157,535
	AUTO MANUFACTURERS 0.1%
100,000	American Honda Finance Corp. MTN, Senior Unsecured Notes, 1.00%, 9/10/25	98,404
150,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30 (2)	139,246
150,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	152,550
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	210,643
		600,843
	AUTO PARTS & EQUIPMENT 0.0%
175,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	178,535
	HOME BUILDERS 0.1%
225,000	D.R. Horton, Inc., Guaranteed Notes, 2.50%, 10/15/24	236,261
150,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	163,849
127,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27 (2)	146,050
		546,160
	HOME FURNISHINGS 0.0%
200,000	Whirlpool Corp., Senior Unsecured Notes, 4.75%, 2/26/29 (2)	231,547
	RETAIL 0.1%
125,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	137,898
125,000	Lowe's Cos., Inc., Senior Unsecured Notes, 1.70%, 10/15/30	117,323
200,000	O'Reilly Automotive, Inc., Senior Unsecured Notes, 3.60%, 9/1/27	218,508
150,000	Walgreen Co., Guaranteed Notes, 3.10%, 9/15/22	155,473
		629,202
		2,343,822
CONSUMER, NON-CYCLICAL 0.9%
	AGRICULTURE 0.0%
150,000	Bunge, Ltd. Finance Corp., Guaranteed Notes, 3.25%, 8/15/26 (2)	159,659
	BEVERAGES 0.1%
150,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31 (2)	179,256
150,000	Coca-Cola Co. (The), Senior Unsecured Notes, 1.45%, 6/1/27 (2)	149,387
150,000	Coca-Cola Femsa S.A.B. de C.V., Guaranteed Notes, 2.75%, 1/22/30	151,953
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	189,672
125,000	Keurig Dr. Pepper, Inc., Guaranteed Notes, 3.20%, 5/1/30	132,175
		802,443
	BIOTECHNOLOGY 0.1%
150,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	153,788
100,000	Gilead Sciences, Inc., Senior Unsecured Notes, 3.25%, 9/1/22	103,450
150,000	Illumina, Inc., Senior Unsecured Notes, 2.55%, 3/23/31	148,595
175,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	161,720
		567,553
	COMMERCIAL SERVICES 0.1%
100,000	Global Payments, Inc., Senior Unsecured Notes, 2.90%, 5/15/30	101,612
150,000	Global Payments, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	171,538
200,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26 (2)	211,525
		484,675
	FOOD 0.1%
150,000	Conagra Brands, Inc., Senior Unsecured Notes, 1.38%, 11/1/27	144,407
200,000	Kroger Co. (The), Senior Unsecured Notes, 2.65%, 10/15/26 (2)	210,856
125,000	Mondelez International, Inc., Senior Unsecured Notes, 1.50%, 2/4/31 (2)	114,228
150,000	Sysco Corp., Guaranteed Notes, 5.65%, 4/1/25	174,361
		643,852
	HEALTHCARE PRODUCTS 0.1%
235,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	263,652
125,000	Baxter International, Inc., Senior Unsecured Notes, 2.60%, 8/15/26	132,707
225,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	248,318

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$100,000	Danaher Corp., Senior Unsecured Notes, 3.35%, 9/15/25 (2)	$109,099
175,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 4.13%, 3/25/25	194,260
		948,036
	HEALTHCARE SERVICES 0.2%
150,000	Anthem, Inc., Senior Unsecured Notes, 3.35%, 12/1/24	162,208
125,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	135,288
150,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	167,327
200,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	222,886
225,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29 (2)	231,698
100,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 2.80%, 6/30/31	101,608
150,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	184,123
		1,205,138
	HOUSEHOLD PRODUCTS 0.0%
100,000	Clorox Co. (The), Senior Unsecured Notes, 1.80%, 5/15/30	95,069
	PHARMACEUTICALS 0.2%
125,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	133,089
150,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	137,495
150,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.36%, 6/6/24	161,073
150,000	Cigna Corp., Senior Unsecured Notes, 2.40%, 3/15/30	148,623
150,000	CVS Health Corp., Senior Unsecured Notes, 1.75%, 8/21/30	139,903
150,000	Johnson & Johnson, Senior Unsecured Notes, 1.30%, 9/1/30 (2)	140,670
200,000	McKesson Corp., Senior Unsecured Notes, 0.90%, 12/3/25	195,788
150,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	170,438
190,000	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	183,445
150,000	Teva Pharmaceutical Finance Netherlands III BV, Guaranteed Notes, 2.80%, 7/21/23	149,520
150,000	Utah Acquisition Sub, Inc., Guaranteed Notes, 3.95%, 6/15/26	165,151
200,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	226,605
		1,951,800
		6,858,225
ENERGY 0.4%
	OIL & GAS 0.2%
175,000	Canadian Natural Resources, Ltd., Senior Unsecured Notes, 2.05%, 7/15/25	176,890
225,000	ConocoPhillips Co., Guaranteed Notes, 4.95%, 3/15/26	260,981
175,000	Diamondback Energy, Inc., Guaranteed Notes, 2.88%, 12/1/24	184,529
100,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26	116,639
100,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	105,549
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	207,546
150,000	Shell International Finance B.V., Guaranteed Notes, 2.38%, 11/7/29	150,997
175,000	Suncor Energy, Inc., Senior Unsecured Notes, 3.10%, 5/15/25 (2)	186,820
150,000	Total Capital International SA, Guaranteed Notes, 3.46%, 2/19/29	162,890
		1,552,841
	OIL & GAS SERVICES 0.0%
150,000	Schlumberger Finance Canada, Ltd., Guaranteed Notes, 1.40%, 9/17/25 (2)	150,083
	PIPELINES 0.2%
200,000	Boardwalk Pipelines L.P., Guaranteed Notes, 4.95%, 12/15/24	223,925
200,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	228,886
200,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28	223,499
125,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	126,867
150,000	Spectra Energy Partners L.P., Guaranteed Notes, 4.75%, 3/15/24	164,979
175,000	TransCanada PipeLines, Ltd., Senior Unsecured Notes, 4.25%, 5/15/28	196,603
		1,164,759
		2,867,683
FINANCIAL 1.5%
	BANKS 0.9%
150,000	Australia & New Zealand Banking Group, Ltd., Subordinated Notes, 4.50%, 3/19/24 (3)	164,763

March 31, 2021

Principal Amount		Value
$150,000	Bank of America Corp. GMTN, Senior Unsecured Notes, 3.50%, 4/19/26	$164,363
150,000	Bank of Montreal, Series E, Senior Unsecured Notes, 3.30%, 2/5/24	160,699
200,000	Bank of Nova Scotia (The), Senior Unsecured Notes, 2.70%, 8/3/26	211,837
175,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	194,112
250,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 2.25%, 1/28/25	259,163
150,000	Citigroup, Inc., Senior Unsecured Notes, (3-month LIBOR + 0.90%), 3.35%, 4/24/25 (4)	160,307
145,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	183,040
100,000	Comerica, Inc., Senior Unsecured Notes, 3.70%, 7/31/23	106,921
150,000	Cooperatieve Rabobank UA MTN, Senior Unsecured Notes, 3.38%, 5/21/25	163,085
150,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	161,601
100,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	140,672
150,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	164,515
225,000	HSBC Holdings PLC, Senior Unsecured Notes, 3.90%, 5/25/26	247,982
100,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.63%, 8/6/24	105,535
150,000	ING Groep N.V., Senior Unsecured Notes, 4.10%, 10/2/23	162,425
100,000	ING Groep N.V., Senior Unsecured Notes, 3.95%, 3/29/27	110,748
250,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	281,366
150,000	KeyCorp MTN, Senior Unsecured Notes, 2.55%, 10/1/29	151,758
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	250,122
250,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	271,219
250,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	266,531
200,000	Morgan Stanley, Series F, Senior Unsecured Notes, 3.88%, 4/29/24	218,371
125,000	National Australia Bank, Ltd., Senior Unsecured Notes, 2.50%, 7/12/26	131,194
150,000	Northern Trust Corp., Senior Unsecured Notes, 3.15%, 5/3/29	160,654
200,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 3.30%, 3/8/22	205,114
225,000	Royal Bank of Canada GMTN, Subordinated Notes, 4.65%, 1/27/26	256,633
150,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 3.50%, 6/7/24	160,372
150,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21	150,205
125,000	State Street Corp., Senior Unsecured Notes, 2.40%, 1/24/30	127,082
250,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	251,070
150,000	Toronto-Dominion Bank (The) MTN, Senior Unsecured Notes, 1.15%, 6/12/25 (2)	150,012
125,000	Truist Bank, Subordinated Notes, (5-year Treasury Constant Maturity Rate + 1.15%), 2.64%, 9/17/29 (2)(4)	130,941
150,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	163,727
42,000	Wells Fargo & Co. MTN, Senior Unsecured Notes, 3.50%, 3/8/22	43,257
200,000	Zions Bancorp NA, Subordinated Notes, 3.25%, 10/29/29	202,187
		6,433,583
	DIVERSIFIED FINANCIAL SERVICES 0.1%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26	169,896
200,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27 (2)	210,292
100,000	Ally Financial, Inc., Senior Unsecured Notes, 5.13%, 9/30/24	112,716
125,000	American Express Co., Senior Unsecured Notes, 3.13%, 5/20/26	134,350
200,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24 (2)	217,875
200,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	221,311
		1,066,440
	DIVERSIFIED FINANCIALS 0.0%
200,000	Synchrony Financial, Senior Unsecured Notes, 2.85%, 7/25/22	205,375
	INSURANCE 0.3%
125,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	136,643
100,000	Allstate Corp. (The), Senior Unsecured Notes, 1.45%, 12/15/30	91,507
225,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	236,275
150,000	Aon Corp., Guaranteed Notes, 3.75%, 5/2/29	164,945
150,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.85%, 3/12/30 (2)	146,240
250,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21 (2)	253,272
150,000	Chubb INA Holdings, Inc., Guaranteed Notes, 3.35%, 5/3/26	163,390
100,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	108,624
100,000	Hartford Financial Services Group, Inc. (The), Senior Unsecured Notes, 2.80%, 8/19/29 (2)	103,667
175,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29 (2)	191,043

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$150,000	Principal Financial Group, Inc., Guaranteed Notes, 3.70%, 5/15/29	$164,155
200,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48 (4)	228,409
100,000	Willis North America, Inc., Guaranteed Notes, 2.95%, 9/15/29	103,194
		2,091,364
	REITS 0.2%
150,000	American Tower Corp., Senior Unsecured Notes, 2.95%, 1/15/25	159,369
100,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	108,774
100,000	AvalonBay Communities, Inc. MTN, Senior Unsecured Notes, 2.45%, 1/15/31	99,572
150,000	Digital Realty Trust L.P., Guaranteed Notes, 3.60%, 7/1/29	161,078
125,000	Essex Portfolio L.P., Guaranteed Notes, 4.00%, 3/1/29	138,252
100,000	Essex Portfolio L.P., Guaranteed Notes, 3.00%, 1/15/30	102,384
125,000	Life Storage L.P., Guaranteed Notes, 2.20%, 10/15/30	117,987
125,000	Prologis L.P., Senior Unsecured Notes, 2.25%, 4/15/30	123,508
150,000	Sabra Health Care L.P., Guaranteed Notes, 3.90%, 10/15/29	152,964
100,000	Ventas Realty L.P., Guaranteed Notes, 4.40%, 1/15/29	111,468
250,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	278,213
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	127,244
		1,680,813
		11,477,575
INDUSTRIAL 0.4%
	AEROSPACE & DEFENSE 0.1%
200,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	226,826
170,000	Teledyne Technologies, Inc., Senior Unsecured Notes, 1.60%, 4/1/26	168,697
175,000	United Technologies Corp., Senior Unsecured Notes, 4.13%, 11/16/28	196,961
		592,484
	BUILDING MATERIALS 0.1%
125,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Senior Unsecured Notes, 1.75%, 9/15/30	117,145
125,000	Masco Corp., Senior Unsecured Notes, 2.00%, 10/1/30	118,773
150,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29	164,964
		400,882
	ELECTRONICS 0.1%
150,000	Agilent Technologies, Inc., Senior Unsecured Notes, 2.10%, 6/4/30	146,649
200,000	Flex, Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	223,035
150,000	Honeywell International, Inc., Senior Unsecured Notes, 1.95%, 6/1/30	147,938
		517,622
	MACHINERY – DIVERSIFIED 0.0%
100,000	John Deere Capital Corp. MTN, Senior Unsecured Notes, 2.45%, 1/9/30	101,454
	MISCELLANEOUS MANUFACTURERS 0.1%
200,000	Ingersoll-Rand Luxembourg Finance S.A., Guaranteed Notes, 3.80%, 3/21/29 (2)	219,284
250,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	269,879
		489,163
	PACKAGING & CONTAINERS 0.0%
150,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	163,045
150,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	165,387
		328,432
	TRANSPORTATION 0.0%
100,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	97,842
150,000	United Parcel Service, Inc., Senior Unsecured Notes, 2.50%, 9/1/29	152,800
		250,642
		2,680,679
TECHNOLOGY 0.3%
	COMPUTERS 0.1%
150,000	Apple, Inc., Senior Unsecured Notes, 1.25%, 8/20/30	138,626
150,000	HP, Inc., Senior Unsecured Notes, 3.00%, 6/17/27	158,437
200,000	International Business Machines Corp., Senior Unsecured Notes, 1.70%, 5/15/27	199,861
175,000	NetApp, Inc., Senior Unsecured Notes, 1.88%, 6/22/25	178,564
		675,488

March 31, 2021

Principal Amount		Value
	SEMICONDUCTORS 0.1%
$100,000	Applied Materials, Inc., Senior Unsecured Notes, 1.75%, 6/1/30	$96,009
100,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29	112,357
100,000	Lam Research Corp., Senior Unsecured Notes, 4.00%, 3/15/29	113,176
225,000	Micron Technology, Inc., Senior Unsecured Notes, 2.50%, 4/24/23	233,131
125,000	NVIDIA Corp., Senior Unsecured Notes, 2.85%, 4/1/30	131,184
100,000	Xilinx, Inc., Senior Unsecured Notes, 2.38%, 6/1/30	97,324
		783,181
	SOFTWARE 0.1%
100,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	101,061
200,000	Citrix Systems, Inc., Senior Unsecured Notes, 4.50%, 12/1/27	227,603
150,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26 (2)	172,932
100,000	Fiserv, Inc., Senior Unsecured Notes, 3.50%, 7/1/29	107,793
100,000	Intuit, Inc., Senior Unsecured Notes, 1.65%, 7/15/30	94,774
125,000	Microsoft Corp., Senior Unsecured Notes, 2.40%, 8/8/26	132,095
100,000	Oracle Corp., Senior Unsecured Notes, 2.95%, 4/1/30	103,044
100,000	Roper Technologies, Inc., Senior Unsecured Notes, 2.00%, 6/30/30	95,167
		1,034,469
		2,493,138
UTILITIES 0.4%
	ELECTRIC 0.3%
100,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 4.25%, 11/1/28	112,091
100,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	115,141
200,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	225,757
150,000	DTE Electric Co., 3.95%, 3/1/49	167,158
125,000	Duke Energy Corp., Senior Unsecured Notes, 3.75%, 9/1/46	125,357
150,000	Entergy Corp., Senior Unsecured Notes, 0.90%, 9/15/25	146,416
100,000	Eversource Energy, Series R, Senior Unsecured Notes, 1.65%, 8/15/30	92,673
250,000	Florida Power & Light Co., 4.05%, 6/1/42	282,184
200,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	215,564
125,000	Nevada Power Co., Series DD, 2.40%, 5/1/30	124,481
125,000	Northern States Power Co., 2.90%, 3/1/50	119,006
150,000	Pinnacle West Capital Corp., Senior Unsecured Notes, 1.30%, 6/15/25	149,062
125,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 1.60%, 8/15/30 (2)	115,056
150,000	WEC Energy Group, Inc., Senior Unsecured Notes, 1.80%, 10/15/30	139,739
		2,129,685
	GAS 0.1%
225,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	252,414
	WATER 0.0%
175,000	American Water Capital Corp., Senior Unsecured Notes, 3.75%, 9/1/28	194,504
		2,576,603
TOTAL CORPORATE BONDS & NOTES (Cost $35,077,628)		35,637,252
FOREIGN GOVERNMENT OBLIGATIONS 0.1%
200,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	209,567
150,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	155,865
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	163,376
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $502,147)		528,808
LONG-TERM MUNICIPAL SECURITIES 0.3%
	CALIFORNIA 0.1%
150,000	City of Pasadena CA, Refunding Revenue Bonds, Ser. B, 2.77%, 5/1/34	153,445
80,000	Los Angeles County Public Works Financing Authority, Build America Bonds, Revenue Bonds, 5.84%, 8/1/21	81,442
100,000	Municipal Improvement Corp. of Los Angeles Revenue Bonds, Series C, 1.88%, 11/1/30	94,991
100,000	San Marcos California Unified School District, Refunding Revenue Bonds, 3.17%, 8/1/38	103,714
50,000	University of California Regents Medical Center Pooled Revenue, Revenue Bonds, Build America Bonds, Series H, 6.40%, 5/15/31	64,526
		498,118

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
	MASSACHUSETTS 0.0%
$275,000	Massachusetts Water Resources Authority, Green Bonds, Refunding Revenue Bonds, Ser. F, 3.10%, 8/1/39	$287,929
	NEW YORK 0.1%
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Build America Bonds, Revenue Bonds, 4.53%, 11/1/22	106,638
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	208,304
250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	268,299
135,000	New York Municipal Bond Bank Agency Revenue, Revenue Bonds, Build America Bonds, Ser. D2, 6.64%, 4/1/25	150,590
		733,831
	PENNSYLVANIA 0.0%
100,000	Pennsylvania Turnpike Commission, Motor License, Refunding Revenue Bonds, 3.29%, 12/1/36	101,162
	TEXAS 0.1%
175,000	City of Houston TX Combined Utility System Revenue, Refunding Revenue Bonds, Series D, 1.97%, 11/15/34	166,023
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	270,201
250,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	286,937
150,000	Tyler Independent School District, Texas Unlimited Tax, Refunding Revenue Bonds, 1.68%, 2/15/32	143,218
		866,379
	VIRGINIA 0.0%
100,000	Hampton Roads Sanitation District, Refunding Revenue Bonds, Ser. A, 2.11%, 2/1/29	100,127
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $2,523,755)		2,587,546
U.S. GOVERNMENT AGENCY OBLIGATIONS 0.1%
250,000	FHLB, 3.00%, 10/12/21	253,900
230,000	FHLB, 3.25%, 3/8/24	249,200
250,000	FNMA, 2.38%, 1/19/23	259,947
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $731,165)		763,047

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.7%
116,803	FHLMC Series 4151, Class PA	121,665
43,014	FHLMC Gold PC Pool #A47613	49,699
39,368	FHLMC Gold PC Pool #C09055	43,203
61,239	FHLMC Gold PC Pool #J17969	64,743
137,551	FHLMC Gold Pool #C09027	145,719
25,455	FHLMC Gold Pool #G08521	27,075
133,202	FHLMC Gold Pool #J13314	142,110
51,384	FHLMC Gold Pool #Q06884	55,553
52,804	FHLMC Gold Pool #Q11077	57,400
45,250	FHLMC Gold Pool #Q34167	49,757
182,723	FHLMC Gold Pool #Q41084	195,537
98,559	FHLMC Pool #QB5314	101,181
888,122	FHLMC Pool #SD8093	937,376
3,342,990	FHLMC Pool #SD8108	3,488,720
2,681,617	FHLMC Pool #SD8128	2,675,561
71,729	FNMA Pool #254954	77,843
75,001	FNMA Pool #745275	87,246
79,073	FNMA Pool #844809	91,998
40,875	FNMA Pool #AA0466	45,848
98,087	FNMA Pool #AB1796	105,942
44,262	FNMA Pool #AB3218	46,941
117,057	FNMA Pool #AB3900	123,723
41,798	FNMA Pool #AC5822	46,457
70,801	FNMA Pool #AD7128	79,405
43,414	FNMA Pool #AD8529	48,346
406	FNMA Pool #AH3226	470
81,832	FNMA Pool #AH4493	92,234
53,855	FNMA Pool #AI1019	60,735
184,868	FNMA Pool #AL0657	215,063
164,847	FNMA Pool #AQ1853	175,266
65,930	FNMA Pool #AS0560	73,545
42,677	FNMA Pool #AS1529	45,101
35,819	FNMA Pool #AS3789	39,749
55,608	FNMA Pool #AS4503	58,766
74,678	FNMA Pool #AS4928	79,888
31,260	FNMA Pool #AS6205	33,425
120,380	FNMA Pool #AS7188	131,165
142,399	FNMA Pool #AS9459	156,317
25,023	FNMA Pool #AT8849	27,524
79,012	FNMA Pool #AU3621	83,993
211,259	FNMA Pool #AU5409	221,015
40,510	FNMA Pool #AU5653	44,442
76,750	FNMA Pool #AU6562	82,963
42,771	FNMA Pool #AU7025	45,378
58,919	FNMA Pool #AV3310	64,405

March 31, 2021

Principal Amount		Value
$107,953	FNMA Pool #AY2728	$112,746
76,342	FNMA Pool #AZ2276	83,453
128,986	FNMA Pool #BA6555	136,206
69,172	FNMA Pool #BD8211	74,784
67,117	FNMA Pool #BK2040	72,087
154,387	FNMA Pool #BK9648	163,042
290,332	FNMA Pool #BM5793	302,458
148,154	FNMA Pool #BN6248	154,537
892,626	FNMA Pool #CA5540	943,502
476,779	FNMA Pool #FM4140	492,991
174,196	FNMA Pool #MA4077	173,805
1,959,291	FNMA Pool #MA4078	2,011,024
1,500,421	FNMA Pool #MA4119	1,497,036
1,929,187	FNMA Pool #MA4159	1,980,125
382,208	FNMA Pool #MA4222	403,933
86,609	FNMA REMIC Trust Series 2013-18 Class AE	89,498
43,711	GNMA I Pool #539285	45,839
64,605	GNMA II Pool #MA1520	68,766
90,938	GNMA II Pool #MA1521	98,631
164,415	GNMA II Pool #MA1839	181,756
214,560	GNMA II Pool #MA4836	226,544
493,977	GNMA II Pool #MA7054	526,212
		20,479,467

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $20,565,948)		20,479,467

U.S. TREASURY OBLIGATIONS 2.3%
$150,000	U.S. Treasury Bonds, 5.38%, 2/15/31 (2)	$200,443
520,000	U.S. Treasury Bonds, 4.38%, 2/15/38	686,563
200,000	U.S. Treasury Bonds, 3.50%, 2/15/39	239,320
1,087,000	U.S. Treasury Bonds, 2.75%, 8/15/42	1,163,600
960,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,072,838
1,000,000	U.S. Treasury Bonds, 2.25%, 8/15/49	963,945
180,000	U.S. Treasury Notes, 2.00%, 11/30/22	185,541
3,850,000	U.S. Treasury Notes, 0.25%, 4/15/23	3,855,414
269,000	U.S. Treasury Notes, 2.13%, 7/31/24	283,858
275,000	U.S. Treasury Notes, 2.25%, 11/15/24	291,736
1,970,000	U.S. Treasury Notes, 0.50%, 3/31/25	1,956,610
1,260,000	U.S. Treasury Notes, 3.00%, 9/30/25	1,382,653
175,000	U.S. Treasury Notes, 2.13%, 5/31/26	185,069
1,642,000	U.S. Treasury Notes, 2.25%, 8/15/27	1,739,365
1,100,000	U.S. Treasury Notes, 0.50%, 8/31/27	1,044,957
175,000	U.S. Treasury Notes, 2.75%, 2/15/28	190,750
360,000	U.S. Treasury Notes, 2.88%, 5/15/28	395,494
1,180,000	U.S. Treasury Notes, 1.63%, 8/15/29	1,183,365
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,826,069)		17,021,521

Shares		Value
SHORT-TERM INVESTMENTS 6.2%
MONEY MARKET FUNDS 6.2%
33,635,458	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.04% (5)	$33,635,458
12,711,370	State Street Navigator Securities Lending Government Money Market Portfolio (6)	12,711,370
		46,346,828
TOTAL SHORT-TERM INVESTMENTS (Cost $46,346,828)		46,346,828
TOTAL INVESTMENTS IN SECURITIES 101.7% (Cost $545,157,445)		$759,689,885
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (1.7%)		(12,519,312)
NET ASSETS (7) 100%		$747,170,573

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2021, the market value of the securities on loan was $34,173,399.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)	Floating or variable rate security. The rate disclosed is the rate in effect as of March 31, 2021. The information in parentheses represents the benchmark and reference rate for each relevant security and the rate adjusts based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. For securities which do not indicate a reference rate and spread in their descriptions, the interest rate adjusts periodically based on current interest rates and, for mortgage-backed securities, prepayments in the underlying pool of assets.
(5)	Rate reflects 7 day yield as of March 31, 2021.
(6)	Securities with an aggregate market value of $34,173,399 were out on loan in exchange for collateral including $12,711,370 of cash collateral as of March 31, 2021. The collateral was invested in a cash collateral reinvestment vehicle.
(7)	For federal income tax purposes, the aggregate cost was $545,157,445, aggregate gross unrealized appreciation was $236,492,852, aggregate gross unrealized depreciation was $21,960,412 and the net unrealized appreciation was $214,532,440.
ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$625,906,855	$—	$—	$625,906,855
Asset-Backed Securities	—	3,028,022	—	3,028,022
Commercial Mortgage-Backed Securities	—	7,390,539	—	7,390,539
Corporate Bonds & Notes*	—	35,637,252	—	35,637,252
Foreign Government Obligations	—	528,808	—	528,808
Long-Term Municipal Securities*	—	2,587,546	—	2,587,546
U.S. Government Agency Obligations	—	763,047	—	763,047
Residential Mortgage-Backed Securities	—	20,479,467	—	20,479,467
U.S. Treasury Obligations	—	17,021,521	—	17,021,521
Short-Term Investments	46,346,828	—	—	46,346,828
Total Investments in Securities	$672,253,683	$87,436,202	$—	$759,689,885

*	See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2021, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.